Income Taxes - Summary of Components of the Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred
Total provision for income taxes	$ 37	$ 20	$ 209	$ 64	$ 276
Bird Rides [Member]
Current
Federal			0	0
State			31	38
Foreign			178	26
Total current tax expense			209	64
Deferred
Federal			0	0
State			0	0
Foreign			0	0
Total deferred tax expense			0	0
Total provision for income taxes			$ 209	$ 64